Quarterly Results of Operations and Selected Cash Flow Data (Unaudited) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Mortgage income	$ 1.5	$ 4.2